Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

19Property, plant and equipment

	Land	Buildings	Machinery, equipment and facilities	Property, plant and equipment in progress	Other(i)	Total

At December 31, 2015	1,636,920	1,291,284	5,980,547	467,018	57,617	9,433,386
Additions		843	12,446	4,415,880	1,770	4,430,939
Disposals	(5,629)	(6,164)	(24,577)		(221)	(36,591)
Depreciation		(117,670)	(653,783)		(20,162)	(791,615)
Transfers and others (ii)	9,745	100,469	292,272	(417,827)	86,414	71,073

At December 31, 2016	1,641,036	1,268,762	5,606,905	4,465,071	125,418	13,107,192
Additions		306	60,494	2,779,896	1,193	2,841,889
Disposals	(9,856)	(8,442)	(11,162)		(342)	(29,802)
Depreciation		(132,513)	(782,027)		(34,449)	(948,989)
Transfers and others (ii)	17,124	1,052,979	5,941,986	(6,990,513)	109,872	131,448

At December 31, 2017	1,648,304	2,181,092	10,816,196	254,454	201,692	15,101,738

At December 31, 2016
Cost	1,641,036	2,809,597	13,623,064	4,465,071	209,653	22,748,421
Accumulated depreciation		(1,540,835)	(8,016,159)		(84,235)	(9,641,229)

Net	1,641,036	1,268,762	5,606,905	4,465,071	125,418	13,107,192

At December 31, 2017
Cost	1,648,304	3,832,209	19,438,357	254,454	408,108	25,581,432
Accumulated depreciation		(1,651,117)	(8,622,161)		(206,416)	(10,479,694)

Net	1,648,304	2,181,092	10,816,196	254,454	201,692	15,101,738

(i)	Includes vehicles, furniture, IT equipment and others.

(ii)	Includes transfers between property, plant and equipment, intangible assets and inventory.

The annual average depreciation rates for property plant and equipment as of December 31, 2017 and 2016, based on their useful life, are as follow:

Average rates

Buildings	4%
Machinery, equipment and facilities	5.5%
Others	10% to 20%

The balance of property, plant and equipment in progress is comprised of optimization projects of the Company’s industrial units, being R$ 5,337 in the Jacareí unit, R$ 50,649 in the Três Lagoas unit, R$ 87,570 in the Aracruz unit, R$ 110,898 in Veracel and others.

Borrowing costs capitalized were calculated based on the weighted average cost of the eligible loans, as detailed in Note 33. During 2017 the average rate applied was 9.75% p.a. (12.98% p.a. in 2016).

Property, plant and equipment given as collateral are disclosed in Note 23(i).

The Company currently does not have items of fixed assets for which it expects to abandon or dispose or for which provision for asset retirement obligations would be required.